Long-term Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Total	$ 66,868	$ 73,831
Current portion	7,440	6,963
Less: Current portion of deferred financing costs	(136)	(150)
Current portion of long-term debt, net of deferred financing costs, current	7,304	6,813
Long-term portion	59,428	66,868
Less: Non-current portion of deferred financing costs	(302)	(251)
Long-term debt, net of current portion and deferred financing costs, non-current	59,126	66,617
Northsea Alpha [Member] | Secondone [Member]
Total	4,348	4,808
Northsea Beta [Member] | Thirdone [Member]
Total	4,348	4,808
Pyxis Malou [Member] | Fourthone [Member]
Total	18,210	20,350
Pyxis Delta [Member] | Sixthone [Member]
Total	7,087	8,437
Pyxis Theta [Member] | Seventhone [Member]
Total	15,975	17,228
Pyxis Epsilon [Member] | Eighthone [Member]
Total	$ 16,900	$ 18,200